DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Deferred Charges
Deferred charges are comprised of the following amounts:

(in thousands of $)	2015	2014
Debt arrangement fees and other deferred financing charges	27,596	23,384
Accumulated amortization	(13,920)	(10,028)
	13,676	13,356